Goodwill (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill for the fiscal years ended March 31, 2014 and 2015 were as follows:

	For the year ended March 31,
	2014			2015
		Accumulated			Accumulated
	Gross	impairment	Net	Gross	impairment	Net
	US$	US$	US$	US$	US$	US$
As at beginning of the year	10,515,168	10,515,168	—	10,515,168	10,515,168	—
As at end of the year	10,515,168	10,515,168	—	10,515,168	10,515,168	—